SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Supplement to the Prospectuses

AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2010

VARIABLE ANNUITY ACCOUNT ONE

Supplement to the Prospectus

ICAP II VARIABLE ANNUITY DATED MAY 1, 2010

VARIABLE ANNUITY ACCOUNT FOUR

Supplement to the Prospectus

ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2010

VARIABLE ANNUITY ACCOUNT FIVE

Supplement to the Prospectuses

SEASONS VARIABLE ANNUITY DATED AUGUST 27, 2010

SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 27, 2010

VARIABLE ANNUITY ACCOUNT SEVEN

Supplement to the Prospectuses

POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 27, 2010

POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 27, 2010

POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 27, 2010

POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 27, 2010

The following replaces the second paragraph under the subheading "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" in the FINANCIAL STATEMENTS section of the prospectus:

The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, File No. 001-08787, was filed on February 24, 2011.

American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

Dated: February 28, 2011

Please keep this Supplement with your Prospectus.